Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fixed maturities, amortized cost	$ 77,126	$ 62,442
Short-term investments, amortized cost	615	1,790
Nonredeemable preferred stocks, cost	756	977
Equity Securities Common Equities Cost	745	706
Premium receivable, allowance for credit loss	460	369
Property and equipment, accumulated depreciation	$ 1,461	$ 1,655
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000	900,000,000
Common Shares, issued (shares)	798,000,000	798,000,000
Treasury Stock, Common, Shares	212,000,000	213,000,000
Serial Preferred Stock
Preferred shares, authorized (in shares)	20,000,000	20,000,000
Series B Preferred Stock | Serial Preferred Stock
Preferred stock, par value		$ 0
Preferred Stock, Liquidation Preference Per Share		$ 1,000
Preferred shares, authorized (in shares)	0	500,000
Preferred shares, issued (in shares)	0	500,000
Preferred Stock, Shares Outstanding (in shares)	0	500,000